Leases - Supplemental Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating lease costs	$ 100	$ 200	$ 600	$ 500	$ 600	$ 300
Balance Sheet information related to operating leases
Operating lease ROU assets	255		255		266	465
Operating lease liabilities, current	255		255		279	$ 314
Total operating lease liabilities	$ 255		255		279
Cash flow information related to operating leases
Cash paid for amounts included in the measurement of operating leases liabilities			$ 473	$ 365	$ 565
San Clemente Office And Warehouse Space [Member]
Lease renewal term	12 months		12 months